TRADE AND OTHER PAYABLES (Narrative) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Accrued liabilities to contracted licence payments	$ 144,000	$ 176,000